SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2024
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

7. SHORT-TERM INVESTMENTS

	December 31,	December 31,
	2024	2023
Term deposits	$4,150,487	$7,084,482
RSTICs	763,895	1,533,904
	$4,914,382	$8,618,386

As at December 31, 2024, the term deposits mature between January 8, 2025 and August 18, 2025 and the RSTICs mature on July 22, 2025.